Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018 [1]
Non-current assets
Goodwill	£ 1,814	£ 2,478
Intangible assets	10,604	14,785
Property, plant and equipment	616	809
Non-current assets	13,034	18,072
Current assets
Trade and other receivables	13,547	11,134
Current tax receivable	6,328	4,654
Cash and cash equivalents	26,858	20,102
Current assets	46,733	35,890
Total assets	59,767	53,962
Non-current liabilities
Deferred revenue	(831)	(27,270)
Financial liabilities on funding arrangements	0	(3,090)
Provisions for other liabilities and charges	(1,851)	(1,641)
Deferred tax liability	(1,675)	(2,379)
Non-current liabilities	(4,357)	(34,380)
Current liabilities
Trade and other payables	(8,865)	(8,932)
Deferred revenue and income	(3,374)	(13,834)
Contingent consideration	(629)	0
Current liabilities	(12,868)	(22,766)
Total liabilities	(17,225)	(57,146)
Net assets / (liabilities)	42,542	(3,184)
EQUITY
Share capital	1,604	736
Share premium account	92,806	60,237
Share-based payment reserve	1,148	6,743
Merger reserve	3,027	3,027
Special reserve	19,993	19,993
Currency translation reserve	56	37
Accumulated losses reserve	(76,092)	(93,957)
Total equity / (deficit)	£ 42,542	£ (3,184)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’